THOMAS G. KIMBLE & ASSOCIATES
                  311 South State Street, Suite 440
                      Salt Lake City, Utah 84111
                            (801) 531-0066
                       Facsimile (801) 359-6603

                           August 26, 2005

Mail Stop 3561

Pradip Bhaumik, Attorney-Advisor
Division of Corporation Finance
Securities & Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:  Barossa Coffee Company, Inc.
     File No. 333-126514

Dear Mr. Bhaumik:

     Barossa Coffee Company, Inc. filed electronically with the Commission on or about August 26, 2005, Amendment No. 3 to the Form SB-2 filed on July 11, 2005. This amendment is filed to respond to the staff comments contained in the letter dated August 19, 2005. We also revised and updated the information to reflect the building lease and file it as an exhibit. Changes from the form of prospectus included in the registration statement previously filed are tagged to indicate text which revises or replaces the previous text. To assist you in your review, we are outlining in this letter, by reference to the paragraph numbers and headings of your letter, the company's responses to your comments.

MANAGEMENT'S DISCUSSION AND ANALYSIS - PLAN OF OPERATIONS

1. We revised and expanded Management's Discussion and Analysis or plan of operations to discuss in more detail known trends, events or uncertainties that have or are reasonably likely to have a material impact on the small business issuer's short-term or long-term liquidity, net sales or revenues or income from continuing operations. Specifically, the discussion focuses on and highlights our awareness that the specialty coffee business in the United States is growing rapidly, our intent to take advantage of this known growth trend by opening a retail coffee outlet featuring specialty coffees, the expected need to purchase significant equipment and building improvements and hire at least one employee, the uncertainties we know we face as a start-up or development stage entity, and our belief but lack of assurance regarding the sufficiency of offering proceeds (if successful) and existing capital to continue in business during the first year without additional funding.

Pradip Bhaumik, Staff Attorney
Division of Corporation Finance
Securities & Exchange Commission
100 F Street, NE
Washington, D.C.  20549
August 26, 2005
Page 2

BUSINESS

2. We revised and expanded the business discussion to reasonably estimate the minimum amount we may need to commence and continue operations during our first year and disclose the lack of assurance and/or precise knowledge we have regarding the minimum amount we may require to commence and continue in business for one year.

PLAN OF DISTRIBUTION

3. We indicated also in this section that the offering price of the shares was arbitrarily determined and bears no relationship to assets, earnings, book value, net worth or other objective standards of value.

INDEPENDENT ACCOUNTANT'S CONSENT

4.   The consent of the independent accountants has been updated.

     We trust the foregoing to be responsive to your comments. The Issuer would like this registration statement to be declared effective as soon as possible.

                              Sincerely yours,

                              THOMAS G. KIMBLE & ASSOCIATES


                              /s/Van L. Butler
                              Van L. Butler